  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 12, 2003
                                            1933 ACT REGISTRATION NO. 333-107461

                                             1940 ACT REGISTRATION NO. 811-09257
                                                              CIK NO. 0001081039
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 1

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 1

                     LLANY SEPARATE ACCOUNT S FOR FLEXIBLE
                        PREMIUM VARIABLE LIFE INSURANCE
                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                           (EXACT NAME OF DEPOSITOR)

                               100 Madison Street
                                   Suite 1860
                               Syracuse, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (888) 223-1860

           Robert O. Sheppard, Esquire                            COPY TO:
   Lincoln Life & Annuity Company of New York          Lawrence A. Samplatsky, Esquire
               100 Madison Street                    The Lincoln National Life Insurance
                   Suite 1860                                      Company
               Syracuse, NY 13202                             350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)               Hartford, CT 06103-1106

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)


    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2002 was filed March 26, 2003.

    It is proposed that this filing will become effective (check appropriate box)

   X   immediately upon filing pursuant to paragraph (b)
------
        on May 1, 2003 pursuant to paragraph (b)
------
        60 days after filing pursuant to paragraph (a)(1)
------
        on 5/1/03 pursuant to paragraph (a) (1) of Rule 485.
------
        This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
------

The prospectus and Statement of Additional Information contained in Registration Statement on Form N-6 filed on July 30, 2003 and amended on November 4, 2003 (File No. 333-107461) are incorporated by reference into this Post-Effective Amendment No. 1.

                                 SUPPLEMENT

   SUPPLEMENT DATED DECEMBER 12, 2003 TO PROSPECTUSES DATED OCTOBER 29, 2003

     LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                       PRODUCT: LINCOLN CORPORATE VARIABLE 4

              ISSUED BY LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

If your financial advisor is a member of M Financial Group:

This supplement provides information about four additional funds offered under your policy.

A separate funds prospectus supplement for these four funds has also been prepared, and should be presented to you along with this product prospectus supplement.

Except as amended by this supplement, all information in your product prospectus applies.
                              -------------------

The funds and their investment advisers/sub-advisers and objectives are listed below.

M FUND, INC., advised by M Financial Investment Advisers, Inc. (MFIA)

BRANDES INTERNATIONAL EQUITY FUND: Sub-advised by Brandes Investment Partners, L.P. Seeks to provide long-term capital appreciation through investing mainly in equity securities of foreign issuers, including common stocks, preferred stocks and securities that are convertible into common stocks.

BUSINESS OPPORTUNITY VALUE FUND: Sub-advised by Iridian Asset Management LLC. Seeks to provide long-term capital appreciation through investing primarily in equity securities of U.S. issuers in the large-to-medium-capitalization segments of the U.S. stock market.

FRONTIER CAPITAL APPRECIATION FUND: Sub-advised by Frontier Capital Management Company, LLC. Seeks to provide maximum capital appreciation through investing in common stock of U.S. companies of all sizes, with an emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500.

TURNER CORE GROWTH FUND: Sub-advised by Turner Investment Partners, Inc. Seeks to provide long-term capital appreciation through investing mainly in common stocks of U.S. companies that show strong earnings growth potential.

CHARGES AND FEES: This replaces information related to Table III in your product prospectus.

Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.

    TABLE III: TOTAL ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           TOTAL ANNUAL OPERATING EXPENSE                     MINIMUM                 MAXIMUM
Total Management fees, distribution and/or service             0.32%                   1.90%*
(12b-1) fees, and other expenses.

* Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 1.00%. These waivers and reductions generally extend through April 30, 2004 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

                          PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS


     (1)  Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(1)
     (2)  Commission Schedule for Variable Life Policies.(2)
     (3)  Selling Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Advisors.(3)
     (4)  (a)       Policy Form LN935 NY(9)
          (b)       Enhanced Surrender Value Rider -- Policy Form LR529 NY(9)
          (c)       Term Insurance Rider -- Policy Form LR526NY(9)
          (d)       Surrender Benefit Enhancement Rider -- Policy Form LR525 NY(9)
          (e)       Change of Insured Employee Benefit Rider -- LR493 NY(9)
     (5)  (a)       Application -- Policy Forms B24 NY and B25 NY(9)
          (b)       Addendum to Application -- Policy Forms B10394 NY and B10395 NY(4)
     (6)  (a)       Articles of Incorporation of Lincoln Life & Annuity Company of New York.(5)
          (b)       Bylaws of Lincoln Life & Annuity Company of New York.(5)
     (7)  Form of Reinsurance Contracts(7)
     (8)  Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New
          York and:
          (a)       AIM Variable Insurance Funds(7)
          (b)       Alliance Variable Products Series Fund, Inc.(7)
          (c)       American Century Variable Products Group, Inc.(7)
          (d)       American Funds Insurance Series(7)
          (e)       Baron Capital Funds Trust(7)
          (f)       BT Insurance Funds Trust(7)
          (g)       Delaware Group Premium Fund(7)
          (h)       Fidelity Variable Insurance Products Fund(7)
          (i)       Franklin Templeton Variable Products Series Fund(7)
          (j)       Janus Aspen Series(7)
          (k)       Lincoln National Funds(7)
          (l)       M Fund, Inc.*
          (m)       MFS Variable Insurance Trust(7)
          (n)       Neuberger & Berman Advisers Management Trust(7)
          (o)       Putnam Variable Trust(7)
     (9)  Services Agreement, and amendments thereto, between Lincoln Life & Annuity Company of New York and
          Delaware Service Company, Inc.(8)
    (10)  Not applicable.
    (11)  Opinion and Consent of Robert O. Sheppard, Esq.
    (12)  Not Applicable.
    (13)  Not Applicable.
    (14)  Consent of Ernst & Young LLP, Independent Auditors.
    (15)  Not applicable.
    (16)  Not applicable.
    (17)  Not applicable.

Item 28.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR


John H. Gotta****                      President, Assistant Secretary and Director and Member of
                                       the Investment Committee
Janet Chrzan**                         2nd Vice President and Chief Financial Officer
J. Patrick Barrett                     Director
   Chairman and CEO
   Carpat Investments
   4605 Watergap
   Manlius, NY  13104
Robert D. Bond**                       Director
Jon A. Boscia***                       Director
Donna D. DeRosa****                    Director and Assistant Secretary
Christine S. Frederick****             Assistant Vice President and Chief Compliance Officer
Rise' C. M. Taylor**                   2nd Vice President
Barbara S. Kowalczyk***                Director and Chairperson of the Investment Committee
M. Leanne Lachman                      Director
   President
   Lachman Associates L.L.C.
   870 United Nations Plaza, #19-E
   New York, NY  10017
Louis G. Marcoccia                     Director
   Senior Vice President
   Syracuse University
   Skytop Office Building
   Skytop Road
   Syracuse, NY 13244-5300
Gary W. Parker ****                    2nd Vice President and Director
Ron J. Ponder                          Director
   Executive Vice President and CIO
   WellPoint Health Networks, Inc.
   1 Wellpoint Way
   T2-2G4
   Thousand Oaks, CA 91362
Jill S. Ruckelshaus                    Director
   1015 Evergreen Point Road
   Post Office Box 76
   Medina, WA 98039
Robert O. Sheppard*                    2nd Vice President and General Counsel
Todd R. Stephenson**                   Director and Assistant Treasurer
Eldon J. Summers**                     Treasurer
Richard C. Vaughan***                  Director
C. Suzanne Womack***                   Secretary


------------------------

*    Principal business address is 100 Madison Street, 17th Floor, Syracuse, NY
     13202

**   Principal business address is 1300 S. Clinton Street, Fort Wayne, IN 46801

*** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

Item 29.
                                    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                                              THE DEPOSITOR OR THE REGISTRANT
          Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System.(6)

Item 30.
                                                      INDEMNIFICATION
(a)       Brief description of indemnification provisions:

          In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (Lincoln Life)
          provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

          In particular, separate conditions govern indemnification of directors, officers, and employees of
          Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

          Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)       Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in
          Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
          Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                                                  PRINCIPAL UNDERWRITERS

(a)       Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln Life & Annuity Variable
          Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life &
          Annuity Variable Annuity Account N; and LLANY Separate Account R for Flexible Premium Variable Life
          Insurance; Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)       See Item 28.

(c)       N/A

Item 32.

                                             LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, and other documents, except accounting records, required to be maintained by
          Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National
          Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia,
          Pennsylvania 19103.

          Andesa, TPA, Inc., Suite 502, 1621 N. Cedar Crest Boulevard, Allentown, Pennsylvania, will act as a
          Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the
          Company.


Item 33.
                                                    MANAGEMENT SERVICES
          Not Applicable.
Item 34.
                                                    FEE REPRESENTATION
          Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

------------------------
*   To be filed by amendment.
(1) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) on February 11, 1998.
(2) Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6 (333-74325) filed on October 5, 2001.
(3) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-42507) filed on February 26, 1999.
(4) Incorporated by reference to Registration Statement on Form S-6 filed on March 12, 1999.
(5) Incorporated by reference to Registration Statement on Form N-4 (File
    No. 333-38007) filed on October 16, 1997.
(6) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84360) filed on April 23, 2003.
(7) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (333-84684) filed on April 23, 2003.
(8) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (333-52194) filed on November 13, 2001.
(9) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-107461) filed on July 30, 2003.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account S for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut, on the 12th day of December, 2003. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                       LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                       (REGISTRANT)


                       By:     /s/ Gary W. Parker
                          ------------------------------------------------
                           Gary W. Parker
                           Second Vice President and Director
                           Lincoln Life & Annuity Company of New York


                       LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                       (DEPOSITOR)


                       By:     /s/ Gary W. Parker
                           -----------------------------------------------
                           Gary W. Parker
                           Second Vice President and Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post Effective Amendment No. 1 to the Registration Statement has been signed below on December 12, 2003, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

SIGNATURE                                    TITLE
---------                                    -----
/s/ John H. Gotta                *
--------------------------------------       President, Assistant Secretary and Director
John H. Gotta                                (Principal Executive Officer)

/s/ Janet Chrzan                 *
--------------------------------------       Second Vice President and Chief Financial Officer
Janet Chrzan                                 (Principal Financial Officer and Principal Accounting Officer)

/s/ Gary W. Parker               *
--------------------------------------       Second Vice President and Director
Gary W. Parker

/s/ Donna D. DeRosa              *           Director and Assistant Secretary
--------------------------------------

/s/ Todd R. Stephenson           *           Director and Assistant Treasurer
--------------------------------------

/s/ J. Patrick Barrett           *
--------------------------------------       Director
J. Patrick Barrett

/s/ Robert D. Bond               *
--------------------------------------       Director
Robert D. Bond

/s/ Jon A. Boscia                *
--------------------------------------       Director
Jon A. Boscia

/s/ Barbara Steury Kowalczyk     *
--------------------------------------       Director and Chairperson of the Investment Committee
Barbara Steury Kowalczyk

/s/ Marguerite Leanne Lachman    *
--------------------------------------       Director
Marguerite Leanne Lachman

/s/ Louis G. Marcoccia          *
--------------------------------------       Director
Louis G. Marcoccia

/s/ Ron J. Ponder               *
--------------------------------------       Director
Ron J. Ponder

/s/ Jill S. Ruckelshaus         *
--------------------------------------       Director
Jill S. Ruckelshaus

/s/ Richard C. Vaughan          *
--------------------------------------       Director
Richard C. Vaughan


*By:   /s/ Gary W. Parker
     ----------------------------------------------------
     Gary W. Parker, pursuant to a Power of Attorney filed
     with this Post Effective Amendment No. 1 to the
     Registration Statement.

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: September 17, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ John H. Gotta
------------------------------
John H. Gotta                             President, Assistant Secretary and Director
                                          (Principal Executive Officer)


Signed before me this 17th day of September, 2003

/s/ Martha Jarvis
--------------------
Notary Public
Hartford, CT
Commission Expires Sep. 30, 2007


                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: September 18, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ Jon A. Boscia
------------------------------
Jon A. Boscia                             Director

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: September 22, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ Janet Chrzan
-------------------------------           Second Vice President and Chief Financial Officer
Janet Chrzan                              (Principal Financial Officer and Principal Accounting Officer)


STATE OF INDIANA       )
                       )
COUNTY OF ALLEN        )
                                          Subscribed and sworn to before me this
                                          22nd day of September, 2003

                                          /s/ Janet A. Bell
                                          --------------------------------------
                                          Notary Public
                                          Commission Expires: March 13, 2008


                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: October 16, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ J. Patrick Barrett
------------------------------
J. Patrick Barrett                        Director

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: September 18, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ Gary W. Parker
------------------------------
Gary W. Parker                            Second Vice President and Director


                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: September 18, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ Robert D. Bond
------------------------------
Robert D. Bond                            Director


STATE OF INDIANA           )
                           )
COUNTY OF ALLEN            )
                                          Subscribed and sworn to before me this
                                          18 th day of September, 2003

                                          /s/ Brenda S. Henline
                                          --------------------------------------
                                          Notary Public
                                          Commission Expires: February 16, 2007

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: September 22, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ Todd R. Stephenson
------------------------------            Director and Assistant Treasurer
Todd R. Stephenson


STATE OF INDIANA           )
                           )
COUNTY OF ALLEN            )
                                          Subscribed and sworn to before me this
                                          22nd day of September, 2003

                                          /s/ Sharlene K. Honegger
                                          --------------------------------------
                                          Notary Public
                                          Commission Expires: 2/29/08


                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: September 18, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ Barbara Steury Kowalczyk
---------------------------------
Barbara Steury Kowalczyk                  Director and Chairperson of the Investment Committee

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: September 18, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ Donna D. DeRosa
------------------------------
Donna D. DeRosa                           Director and Assistant Secretary


Signed Before me this 18th day of September.

/s/ Martha Jarvis
----------------------
Notary Public
My Commission Expires Sep. 30, 2007


                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: September 18, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ Marguerite Leanne Lachman
------------------------------
Marguerite Leanne Lachman                 Director

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: September 19, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ Richard C. Vaughan
------------------------------
Richard C. Vaughan                        Director


Sworn to and subscribed before me
this 19th day of Sept. 2003

/s/ Sara A. Hudson
------------------
Notary Public
My Commission Expires December 12, 2005


                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: September 18, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ Louis G. Marcoccia
------------------------------
Louis G. Marcoccia                        Director

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: September 18, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ Jill S. Ruckelshaus
------------------------------
Jill S. Ruckelshaus                       Director


STATE OF WASHINGTON        )
                           )
COUNTY OF KING             )
                                          Subscribed and sworn to before me this
                                          18 th day of  September, 2003

                                          /s/ Diane L. Hodgson
                                          --------------------------------------
                                          Notary Public
                                          Commission Expires: December 11, 2005

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as they may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: October 20, 2003


SIGNATURE                                 TITLE
---------                                 -----
/s/ Ron J. Ponder
------------------------------
Ron J. Ponder                             Director


STATE OF CALIFORNIA        )
                           ) SS.
COUNTY OF  VENTURA         )
                                          Subscribed and sworn to before me this
                                          20th day of October, 2003

                                          /s/ Alfred Neal Simmons
                                          --------------------------------------
                                          Notary Public
                                          Commission Expires: January 17, 2004